Consolidated Balance Sheets (Parentheticals) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Accounts receivable, net of allowance for expected credit losses (in Dollars)	$ 96,358	$ 89,399
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	73,438,750	73,438,750
Ordinary shares, shares outstanding	73,438,750	73,438,750